THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND SEPTEMBER 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 35.3%

	Face Amount	Value

Communication Services — 1.1%
T-Mobile USA
Callable 04/15/2026 @ $102
3.500%, 04/15/2031	$1,500,000	$1,268,354

Consumer Discretionary — 2.0%
Abercrombie & Fitch Management
Callable 10/20/2023 @ $102
8.750%, 07/15/2025 (A)	500,000	508,377
Ford Motor Credit
Callable 04/28/2027 @ $100
4.950%, 05/28/2027	1,000,000	938,653
Newell Brands
Callable 10/01/2035 @ $100
6.375%, 04/01/2036	1,000,000	822,778

		2,269,808

Consumer Staples — 0.4%
Albertsons
Callable 02/15/2025 @ $103
6.500%, 02/15/2028 (A)	500,000	494,188

Energy — 3.9%
Chesapeake Energy
Callable 02/05/2024 @ $103
5.875%, 02/01/2029 (A)	1,500,000	1,411,421
Energy Transfer
6.500%, H15T5Y + 5.694% (B)	2,000,000	1,837,700
Callable 11/15/2026 @ $100
Occidental Petroleum Callable
09/01/2025 @ $100
5.500%, 12/01/2025	1,250,000	1,233,654

		4,482,775

Financials — 8.3%
Ashtead Capital
Callable 05/11/2032 @ $100
5.500%, 08/11/2032 (A)	2,000,000	1,847,901
First Maryland Capital II
Callable 11/06/2023 @ $100
6.484%, TSFR3M + 1.112%, 02/01/2027	2,411,000	2,170,639
New York Life Global Funding MTN
4.550%, 01/28/2033 (A)	1,750,000	1,604,322

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND SEPTEMBER 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Financials — continued
PNC Financial Services Group
9.312%, TSFR3M + 3.940% (B)	$1,500,000	$1,501,472
Callable 11/01/2023 @ $100
State Street
Callable 11/06/2023 @ $100
6.186%, TSFR3M + 0.822%, 05/15/2028	2,750,000	2,524,907

		9,649,241

Health Care — 4.7%
Centene
Callable 12/15/2024 @ $102
4.625%, 12/15/2029	2,500,000	2,251,575
Health Care Service A Mutual Legal Reserve
Callable 03/01/2030 @ $100
2.200%, 06/01/2030 (A)	2,000,000	1,603,524
Merck
Callable 09/07/2038 @ $100
3.900%, 03/07/2039	1,900,000	1,579,687

		5,434,786

Industrials — 7.9%
American Airlines Pass Through Trust, Cl B
3.950%, 07/11/2030	1,820,000	1,581,384
BNSF Funding Trust I
Callable 01/15/2026 @ $100
6.613%, US0003M + 2.350%, 12/15/2055	1,500,000	1,460,178
Boeing
Callable 11/01/2034 @ $100
3.250%, 02/01/2035	1,300,000	999,442
Concentrix
Callable 07/02/2026 @ $100
6.650%, 08/02/2026	1,000,000	993,977
Delta Air Lines
4.500%, 10/20/2025 (A)	2,250,000	2,185,421
Ingersoll Rand
Callable 05/14/2033 @ $100
5.700%, 08/14/2033	2,000,000	1,930,231

		9,150,633

Information Technology — 0.9%
Dell International
Callable 06/15/2041 @ $100
3.375%, 12/15/2041 (A)	1,500,000	1,006,550

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND SEPTEMBER 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Materials — 0.8%
Celanese US Holdings
Callable 08/15/2033 @ $100
6.700%, 11/15/2033	$1,000,000	$973,414

Utilities — 5.3%
Duke Energy Carolinas
Callable 12/15/2031 @ $100
2.850%, 03/15/2032	1,250,000	1,020,246
FirstEnergy
Callable 04/15/2027 @ $100
4.150%, 07/15/2027	2,000,000	1,858,941
Pacific Gas and Electric
Callable 06/01/2046 @ $100
4.000%, 12/01/2046	2,000,000	1,267,561
Vistra Operations
5.125%, 05/13/2025 (A)	2,000,000	1,948,845

		6,095,593

TOTAL CORPORATE OBLIGATIONS (Cost $44,852,000)		40,825,342

ASSET-BACKED SECURITIES — 23.4%

Other ABS — 15.0%
Barings CLO, Ser 2017-1A, Cl C
Callable 10/18/2023 @ $100
7.972%, TSFR3M + 2.662%, 07/18/2029 (A)	1,600,000	1,598,050
Benefit Street Partners CLO II, Ser 2021-IIA, Cl BR2
Callable 10/15/2023 @ $100
7.470%, TSFR3M + 2.162%, 07/15/2029 (A)	1,590,000	1,571,120
BSPRT Issuer, Ser 2021-FL6, Cl B
Callable 10/15/2023 @ $100
7.047%, TSFR1M + 1.714%, 03/15/2036 (A)	1,500,000	1,431,140
Crestline Denali CLO XVI, Ser 2018-1A, Cl A
Callable 10/20/2023 @ $100
6.708%, TSFR3M + 1.382%, 01/20/2030 (A)	2,038,530	2,027,717
First Eagle BSL CLO, Ser 2020-1A, Cl C
Callable 10/20/2023 @ $100
9.938%, TSFR3M + 4.612%, 01/20/2033 (A)	2,600,000	2,466,550
Generate CLO, Ser 2018-5A, Cl B
Callable 10/22/2023 @ $100
7.357%, TSFR3M + 2.012%, 10/22/2031 (A)	1,000,000	995,795

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND SEPTEMBER 30, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value

Other ABS — continued
JFIN CLO, Ser 2021-2A, Cl CR
Callable 12/20/2023 @ $100
7.960%, TSFR3M + 2.562%, 09/20/2029 (A)	$1,250,000	$1,239,495
Nassau, Ser 2020-IA, Cl A1AS
Callable 10/15/2023 @ $100
6.720%, TSFR3M + 1.412%, 10/15/2029 (A)	1,118,184	1,116,432
OCP CLO, Ser 2021-13A, Cl DR
Callable 10/15/2023 @ $100
12.070%, TSFR3M + 6.762%, 07/15/2030 (A)	2,000,000	1,879,454
Thunderbolt Aircraft Lease, Ser 2017-A, Cl B
Callable 04/15/2024 @ $100
5.750%, 05/17/2032 (A) (C)	1,486,812	1,040,815
Trinitas CLO XIV, Ser 2020-14A, Cl D
Callable 10/25/2023 @ $100
9.913%, TSFR3M + 4.562%, 01/25/2034 (A)	2,000,000	1,936,292

		17,302,860

Student Loan — 8.4%
ECMC Group Student Loan Trust, Ser 2019-1A, Cl A1A
Callable 01/25/2032 @ $100
2.720%, 07/25/2069 (A)	1,479,414	1,300,432
Navient Private Education Loan Trust, Ser 2014-AA,
Cl A3 Callable 03/15/2027 @ $100
7.047%, TSFR1M + 1.714%, 10/15/2031 (A)	1,450,766	1,453,170
Navient Private Education Loan Trust, Ser 2015-AA, Cl A3
Callable 03/15/2029 @ $100
7.147%, TSFR1M + 1.814%, 11/15/2030 (A)	1,772,159	1,777,849
SLM Student Loan Trust, Ser 2014-2, Cl A3
Callable 08/25/2031 @ $100
6.019%, SOFR30A + 0.704%, 03/25/2055	1,130,302	1,103,191
SMB Private Education Loan Trust, Ser 2015-C, Cl B
Callable 12/15/2028 @ $100
3.500%, 09/15/2043 (A)	3,506,103	3,361,284
SMB Private Education Loan Trust, Ser 2016-B,Cl A2B
6.897%, TSFR1M + 1.564%, 02/17/2032 (A)	742,670	742,862

		9,738,788

TOTAL ASSET-BACKED SECURITIES (Cost $28,303,201)		27,041,648

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND SEPTEMBER 30, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — 19.8%

	Face Amount	Value

Agency Mortgage-Backed Obligations — 5.1%
FHLMC Multifamily Structured Pass - Through, Ser K043, Cl X3, IO
Callable 10/25/2024 @ $100
1.690%, 02/25/2043 (D)	$20,425,000	$405,154
FHLMC Multifamily Structured Pass - Through, Ser K106, Cl A1
Callable 02/25/2030 @ $100
1.783%, 10/25/2029	2,008,664	1,756,767
FHLMC, Ser 2016-4609, Cl QV
3.000%, 05/15/2044	4,020,000	3,725,296

		5,887,217

Non-Agency Mortgage-Backed Obligations — 14.7%
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl M1
Callable 10/25/2023 @ $100
3.269%, 11/25/2059 (A) (C)	1,150,000	1,008,128
FREMF Mortgage Trust, Ser K41, Cl B
Callable 11/25/2024 @ $100
3.965%, 11/25/2047 (A) (D)	1,735,000	1,685,730
FREMF Mortgage Trust, Ser K47, Cl C
Callable 05/25/2025 @ $100
3.710%, 06/25/2048 (A) (D)	3,000,000	2,867,621
FREMF Mortgage Trust, Ser K65, Cl B
Callable 07/25/2027 @ $100
4.219%, 07/25/2050 (A) (D)	2,650,000	2,479,642
FREMF Mortgage Trust, Ser K69, Cl B
Callable 10/25/2027 @ $100
3.854%, 10/25/2049 (A) (D)	3,895,000	3,571,190
FREMF Mortgage Trust, Ser K728, Cl C
Callable 11/25/2024 @ $100
3.771%, 11/25/2050 (A) (D)	1,500,000	1,451,413
JP Morgan Mortgage Trust, Ser 2017-1, Cl A11
Callable 08/25/2029 @ $100
3.449%, 01/25/2047 (A) (D)	623,819	529,267
Sequoia Mortgage Trust, Ser 2017-5, Cl A1
Callable 09/25/2029 @ $100
3.500%, 08/25/2047 (A) (D)	1,846,408	1,579,287

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND SEPTEMBER 30, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

Non-Agency Mortgage-Backed Obligations — continued
Sequoia Mortgage Trust, Ser 2021-5, Cl A5
2.000%, 07/25/2051 (A) (D)	$2,295,876	$1,887,265

		17,059,543

TOTAL MORTGAGE-BACKED SECURITIES (Cost $25,189,232)		22,946,760

U.S. TREASURY OBLIGATIONS — 10.5%

United States Treasury Bills
0.000%, 02/08/2024 (E)	3,000,000	2,942,998
0.000%, 11/02/2023 (E)	2,900,000	2,886,790

		5,829,788

United States Treasury Inflation Indexed Bonds
1.375%, 07/15/2033	2,415,672	2,233,411

United States Treasury Notes
2.875%, 10/31/2023	700,000	698,622
1.875%, 08/31/2024	1,500,000	1,452,012
1.750%, 01/31/2029	2,200,000	1,901,453

		4,052,087

TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,217,818)		12,115,286

LOAN PARTICIPATIONS — 2.2%

Aramark Services
7.931% , 06/22/2030	500,000	498,750

Carnival Corporation
8.327% , 08/08/2027	1,000,000	996,250

Greystar Real Estate
0.000% , 08/07/2030 (F)	1,000,000	997,500

TOTAL LOAN PARTICIPATIONS (Cost $2,475,540)		2,492,500

U.S. GOVERNMENT AGENCY OBLIGATION — 2.1%

FFCB
6.080%, 04/28/2033	2,500,000	2,484,369

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,500,000)		2,484,369

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND SEPTEMBER 30, 2023 (Unaudited)

CONVERTIBLE BOND — 1.1%

	Face Amount	Value

Health Care — 1.1%
Ionis Pharmaceuticals CV to 12.0075
0.125%, 12/15/2024	$1,400,000	$1,331,820

TOTAL CONVERTIBLE BOND (Cost $1,327,706)		1,331,820

PREFERRED STOCK — 1.0%

	Shares

Financials — 1.0%
Wells Fargo 4.750%	60,000	1,114,800

TOTAL PREFERRED STOCK (Cost $1,527,000)		1,114,800

TOTAL INVESTMENTS — 95.4% (Cost $118,392,497)		$110,352,525

Percentages are based on Net Assets of $115,696,635.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of September 30, 2023 was $55,608,549 and represents 48.1% of Net Assets.

(B)	Perpetual security with no stated maturity date.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on September 30, 2023. The coupon on a step bond changes on a specified date.
(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	Zero coupon security.
(F)	No interest rate available.

ABS — Asset-Backed Security

BSL — Broadly Syndicated Loans

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

FFCB — Federal Farm Credit Banks

FHLMC — Federal Home Loan Mortgage Corporation

FREMF — Freddie Mac Multi-Family

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND SEPTEMBER 30, 2023 (Unaudited)

IO — Interest Only - face amount represents notional amount

MTN — Medium Term Note

Ser — Series

TSFR3M — Term Secured Overnight Financing Rate 3 Month

The open futures contracts held by the Fund at September 30, 2023, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

Short Contracts
U.S. 5-Year Treasury Note	(67)	Dec-2023	$(7,113,394)	$(7,059,078)	$54,315
U.S. 10-Year Treasury Note	(19)	Dec-2023	(2,088,479)	(2,053,187)	35,292
U.S. Ultra Long Treasury Bond	(49)	Dec-2023	(6,245,870)	(5,815,688)	430,182

			$(15,447,743)	$(14,927,953)	$519,789

PNN-QH-001-1100

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND SEPTEMBER 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 46.7%

	Face Amount	Value

Communication Services — 5.2%
Activision Blizzard
Callable 03/15/2050 @ $100 2.500%, 09/15/2050	$2,042,000	$1,215,995
Alphabet
Callable 02/15/2060 @ $100 2.250%, 08/15/2060	571,000	304,975
Electronic Arts
Callable 08/15/2050 @ $100
2.950%, 02/15/2051	675,000	407,903
Callable 11/15/2030 @ $100
1.850%, 02/15/2031	337,000	261,835

		2,190,708

Consumer Discretionary — 12.0%
Abercrombie & Fitch Management
Callable 10/20/2023 @ $102
8.750%, 07/15/2025 (A)	895,000	909,995
Gap
Callable 10/01/2024 @ $102
3.625%, 10/01/2029 (A)	245,000	181,305
Graham Holdings
Callable 10/16/2023 @ $101
5.750%, 06/01/2026 (A)	1,384,000	1,335,560
Macy’s Retail Holdings
Callable 07/15/2041 @ $100
5.125%, 01/15/2042	250,000	154,614
Macy’s Retail Holdings
7.000%, 02/15/2028	113,000	109,725
Murphy Oil USA
Callable 11/06/2023 @ $102
5.625%, 05/01/2027	246,000	237,215
Callable 09/15/2024 @ $102
4.750%, 09/15/2029	864,000	779,000
Service International
Callable 08/15/2025 @ $102
3.375%, 08/15/2030	1,538,000	1,239,628
Signet UK Finance
Callable 03/15/2024 @ $100
4.700%, 06/15/2024	100,000	97,500

		5,044,542

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND SEPTEMBER 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Consumer Staples — 4.5%
Ingles Markets
Callable 06/15/2026 @ $102
4.000%, 06/15/2031 (A)	$1,619,000	$1,329,604
Molson Coors Beverage
Callable 01/15/2046 @ $100
4.200%, 07/15/2046	753,000	566,295

		1,895,899

Energy — 3.1%
Cheniere Energy
Callable 10/16/2023 @ $102
4.625%, 10/15/2028	514,000	472,598
Chord Energy
Callable 11/06/2023 @ $103
6.375%, 06/01/2026 (A)	197,000	193,162
Magnolia Oil & Gas Operating
Callable 10/16/2023 @ $101
6.000%, 08/01/2026 (A)	640,000	617,681

		1,283,441

Health Care — 7.5%
Hologic
Callable 11/06/2023 @ $102
4.625%, 02/01/2028 (A)	100,000	92,016
Callable 11/06/2023 @ $102
3.250%, 02/15/2029 (A)	205,000	173,164
Owens & Minor
Callable 09/15/2024 @ $100
4.375%, 12/15/2024	607,000	588,875
Regeneron Pharmaceuticals
Callable 03/15/2050 @ $100
2.800%, 09/15/2050	2,044,000	1,179,746
Royalty Pharma
Callable 03/02/2050 @ $100
3.550%, 09/02/2050	1,791,000	1,094,658

		3,128,459

Industrials — 4.9%
Allegion US Holding
Callable 08/01/2024 @ $100
3.200%, 10/01/2024	24,000	23,261
Emerson Electric
Callable 06/21/2051 @ $100
2.800%, 12/21/2051	275,000	166,730

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND SEPTEMBER 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Industrials — continued
Callable 04/15/2050 @ $100 2.750%, 10/15/2050	$1,000,000	$592,330
Mueller Water Products
Callable 06/15/2024 @ $102 4.000%, 06/15/2029 (A)	1,445,000	1,258,459

		2,040,780

Information Technology — 8.3%
Cadence Design Systems
Callable 07/15/2024 @ $100
4.375%, 10/15/2024	623,000	614,291
Ciena
Callable 01/31/2025 @ $102
4.000%, 01/31/2030 (A)	396,000	335,115
Keysight Technologies
Callable 07/30/2024 @ $100
4.550%, 10/30/2024	1,296,000	1,273,516
Skyworks Solutions
Callable 03/01/2031 @ $100
3.000%, 06/01/2031	749,000	585,715
VeriSign
Callable 11/06/2023 @ $102
4.750%, 07/15/2027	367,000	352,281
Callable 03/15/2031 @ $100
2.700%, 06/15/2031	400,000	318,594

		3,479,512

Materials — 1.2%
Freeport-McMoRan
Callable 08/14/2024 @ $100
4.550%, 11/14/2024	499,000	489,783

TOTAL CORPORATE OBLIGATIONS (Cost $21,847,385)		19,553,124

COMMON STOCK — 29.5%

	Shares

Consumer Discretionary — 1.2%
Advance Auto Parts	2,000	111,860
Hasbro	3,750	248,025
Panasonic Holdings ADR	12,750	143,692

		503,577

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND SEPTEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Consumer Staples — 1.7%
Molson Coors Beverage, Cl B	3,850	$244,822
Mowi ADR	27,600	489,072

		733,894

Energy — 3.3%
Devon Energy	4,550	217,035
Evolution Petroleum	60,168	411,549
MPLX	12,270	436,444
Nordic American Tankers	76,500	315,180

		1,380,208

Financials — 1.6%
Bank of New York Mellon	4,950	211,117
Jefferies Financial Group	6,650	243,590
M&T Bank	1,600	202,320

		657,027

Health Care — 3.9%
Baxter International	4,900	184,926
Medtronic	1,700	133,212
Novartis ADR	4,120	419,663
Organon	8,500	147,560
Patterson	4,500	133,380
Premier, Cl A	5,000	107,500
Utah Medical Products	5,948	511,528

		1,637,769

Industrials — 8.3%
Allison Transmission Holdings	3,550	209,663
Argan	10,130	461,118
Brady, Cl A	7,660	420,687
BWX Technologies	4,200	314,916
Eastern	9,900	179,685
H&E Equipment Services	4,650	200,833
Healthcare Services Group *	16,770	174,911
Huntington Ingalls Industries	1,910	390,748
LSI Industries	8,900	141,332
National Presto Industries	5,850	423,891
Park Aerospace	35,645	553,567

		3,471,351

Information Technology — 2.5%
Cognizant Technology Solutions, Cl A	2,200	149,028
MiX Telematics ADR	62,029	342,400

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND SEPTEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Information Technology — continued
Richardson Electronics	32,984	$360,515
Spectris	4,650	195,765

		1,047,708

Materials — 5.1%
Agnico Eagle Mines	2,750	124,987
Barrick Gold	16,500	240,075
Fortitude Gold	87,604	523,872
FutureFuel	77,653	556,772
Haynes International	9,785	455,198
Northern Technologies International	16,950	226,622

		2,127,526

Utilities — 1.9%
Duke Energy	2,400	211,824
FirstEnergy	5,760	196,877
Vistra	12,505	414,916

		823,617

TOTAL COMMON STOCK (Cost $12,209,549)		12,382,677

CONVERTIBLE BONDS — 14.0%
	Face Amount

Consumer Staples — 2.8%
Turning Point Brands CV to 2.5000
2.500%, 07/15/2024	$1,250,000	1,189,007

Health Care — 9.1%
Halozyme Therapeutics CV to 12.9576
0.250%, 03/01/2027	1,555,000	1,312,109
Ionis Pharmaceuticals CV to 12.0075
0.125%, 12/15/2024	1,356,000	1,289,963
Jazz Investments I CV to 4.5659
1.500%, 08/15/2024	1,265,000	1,218,828

		3,820,900

Industrials — 1.1%
John Bean Technologies CV to 5.8958
0.250%, 05/15/2026	500,000	448,500

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND SEPTEMBER 30, 2023 (Unaudited)

CONVERTIBLE BONDS — continued

	Face Amount	Value

Information Technology — 1.0%
Perficient CV to 5.2100 0.125%, 11/15/2026	$500,000	$400,650

TOTAL CONVERTIBLE BONDS (Cost $6,062,042)		5,859,057

PREFERRED STOCK — 2.6%

	Shares
Consumer Discretionary — 0.8%
Dillard’s Capital Trust I 7.500%	12,855	335,515

Financials — 1.8%
Bank of America 4.375%	21,870	385,131
JPMorgan Chase 4.625%	20,000	391,400

		776,531

TOTAL PREFERRED STOCK (Cost $1,124,173)		1,112,046

U.S. TREASURY OBLIGATION — 2.0%

	Face Amount

U.S. Treasury Bond
3.625%, 02/15/2053	1,000,000	827,031

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,002,466)		827,031

TOTAL INVESTMENTS — 94.8% (Cost $42,245,615)		$39,733,935

Percentages are based on Net Assets of $41,894,257.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of September 30, 2023 was $6,426,061 and represents 15.3% of Net Assets.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

CV — Convertible Security

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND SEPTEMBER 30, 2023 (Unaudited)

PNN-QH-001-1100